Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Income Taxes [Abstract]
Current tax provision
Federal
State and local	670	15,325
Foreign
Total current tax provision	670	15,325
Deferred tax provision Federal
State and local
Foreign
Total deferred tax provision
Total provision for income taxes	$ 670	$ 15,325